[Lincoln Letterhead]


May 3, 2005

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549


RE:  Lincoln National Variable Annuity Account H
     Registration No. 333-61592

Commissioners:

The above listed Registrant is filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We hereby certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 19, 2005.

If there are any questions regarding this filing, please contact me at (260) 455-0544.

Sincerely,

/s/ Marta J. Zoller

Marta J. Zoller
Securities Fund Specialist
The Lincoln National Life Insurance Company